Share-based payment arrangements - Additional Information (Details) shares in Millions	1 Months Ended
Mar. 31, 2026 shares
Performance Based Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted - number of share options (in shares)	65